CONTRACTUAL OBLIGATIONS (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance as of 1 January 2017	$ 685.2
Cash - Borrowings	205.6
Cash - Repayments	(143.6)
Non-Cash - Changes in fair value	0.7
Non-Cash - Other changes	1.2
End balance as of 31 December 2017	749.1
Mortgage debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance as of 1 January 2017	669.6
Cash - Borrowings	175.4
Cash - Repayments	(125.5)
Non-Cash - Changes in fair value	0.7
Non-Cash - Other changes	0.7
End balance as of 31 December 2017	720.9
Financial lease
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance as of 1 January 2017	13.6
Cash - Borrowings	30.2
Cash - Repayments	(16.7)
Non-Cash - Changes in fair value	0.6
Non-Cash - Other changes	0.5
End balance as of 31 December 2017	28.2
Swaps, fair value hedging
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance as of 1 January 2017	2.0
Cash - Borrowings	0.0
Cash - Repayments	(1.4)
Non-Cash - Changes in fair value	(0.6)
Non-Cash - Other changes	0.0
End balance as of 31 December 2017	$ 0.0